Income Tax: (Details Text) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Tax Details Textabstract [Abstract]
Income tax expense recorded by the Company	$ 0.6	$ 0.0